Expense Example, No Redemption - PUTNAM HIGH YIELD FUND - Class C	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	549
Expense Example, No Redemption, 5 Years	945
Expense Example, No Redemption, 10 Years	$ 1,855